Consolidated Statements of Financial Position	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Current assets:
Cash	€ 1,531,994	€ 2,293,518
Inventory	12,156
Deposits and prepayments	48,769	71,722
Total current assets	2,945,934	2,949,937
Non-current assets:
Property, plant and equipment, net	1,358,348	410,184
Right-of-use assets, net	507,719	650,457
Financial assets at fair value through profit and loss		426,320
Goodwill	242,491	592,491
Intangible assets	2,563,801	3,460,887
Investment accounted for using the equity method	2,500,000
Total non-current assets	7,172,359	5,540,339
Total assets	10,118,293	8,490,276
Current liabilities:
Trade and other payables	3,438,654	3,667,281
Deferred revenue	291,141	481,912
Lease liabilities	68,312	107,922
Bank overdraft	338,954
Income tax payable		41,137
Total current liabilities	4,218,358	4,495,916
Non-current liabilities:
Trade and other payables – non-related parties	1,196,039	763
Lease liabilities	496,714	601,000
Loan payable	140,666	226,077
Warrant liabilities	51,364	34,383
Deferred taxes		6,647
Contingent consideration	120,000	181,000
Total non-current liabilities	2,081,337	1,049,870
Total liabilities	6,299,696	5,545,786
Commitment and contingency
Shareholders’ equity:
Subscription receivable		(935)
Foreign exchange reserve	91,123	119,006
Capital reserves	14,181,732	8,337,451
Accumulated deficit	(10,372,175)	(5,982,203)
Non-controlling interest	(160,233)	416,758
Total shareholders’ equity	3,818,597	2,944,490
Total liabilities and shareholders’ equity	10,118,293	8,490,276
Series A Preferred Shares
Shareholders’ equity:
Number of share, value	2,623
Class A Ordinary Shares
Shareholders’ equity:
Number of share, value	29,047	35,988
Class B Ordinary shares
Shareholders’ equity:
Number of share, value	46,480	18,425
Non-Related Party
Current assets:
Trade and other receivables	889,022	553,750
Current liabilities:
Trade and other payables	3,178,650	3,485,774
Loan payable	81,297	99,125
Non-current liabilities:
Trade and other payables – non-related parties	1,196,039	763
Related Party
Current assets:
Trade and other receivables	152,822	11,433
Loan receivable – related parties	311,171	19,514
Current liabilities:
Trade and other payables	260,004	181,507
Loan payable		98,539
Non-current liabilities:
Loan payable	76,554	98,539
Director loan – related party	€ 76,554